Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	0-19417
Entity Registrant Name	PROGRESS SOFTWARE CORP /MA
Entity Central Index Key	0000876167
Entity Tax Identification Number	04-2746201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Wayside Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	280-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false